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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Fund Managers, LLP
Address:          P.O. Box 466 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom      February 14, 2006
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $218,729,689


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP


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GENESIS FUND MANAGERS, LLP
VALUATION OF INVESTMENTS AS AT 31 DECEMBER 2005

                               ITEM 2: TITLE     ITEM 3:        ITEM 4:     ITEM 5:   ITEM 6: INV   ITEM 7:      ITEM 8:
ITEM 1: STOCK NAME               OR CLASS         CUSIP          FMV        SHARES    DISCRETION   MANAGER   VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes       ADR         US1055301098   35,536,433    951,444     Sole          1      Sole    795,644
                                                                                                             None    155,800

Cia de Bebidas das Americas        ADR         US20441W2036   10,697,415    281,141     Sole          1      Sole    205,741
                                                                                                             None     75,400

Coca-Cola Femsa                    ADR         US1912411089      245,791      9,100     Sole          1      Sole      9,100

Comp. Anon. Nac. Telefones         ADS         US2044211018       73,902      5,168     Sole          1      Sole      5,168

Companhia Brasileira De Dist.      ADR         US20440T2016   23,595,880    717,200     Sole          1      Sole    611,700
                                                                                                             None    105,500

Embotelladora Andina               ADR Rep A   US29081P2049    1,733,040    132,800     Sole          1      Sole     29,700
                                                                                                             None    103,100

Embotelladora Andina               ADS Rep B   US29081P3039    3,835,270    275,127     Sole          1      Sole    206,627
                                                                                                             None     68,500

GAIL India                         GDR         US36268T2070   35,046,339    983,067     Sole          1      Sole    794,600
                                                                                                             None    188,467

Grupo Televisa SA                  ADR         US40049J2069    1,239,700     15,400     Sole          1      Sole     15,400

Korea Electric Power Spon          ADR         US5006311063    1,200,584     61,600     Sole          1      Sole     53,400
                                                                                                             None      8,200

Minera Buenaventura                ADS         US2044481041      950,654     33,592     Sole          1      Sole     33,592

Mobile Telesystems                 ADR         US6074091090   30,674,420    876,412     Sole          1      Sole    703,012
                                                                                                             None    173,400

Orascom Construction Inds          GDR         US68554N1064   11,304,900    150,732     Sole          1      Sole     59,244
                                                                                                             None     91,488

Quilmes Industrial (New Preferred) ADR         US74838Y2073    3,350,379     98,194     Sole          1      Sole     73,128
                                                                                                             None     25,066

SK Telecom Co                      ADR         US78440P1085    4,599,743    226,700     Sole          1      Sole    209,800
                                                                                                             None     16,900

Telefonos de Mexico                ADS  (L)    US8794037809   50,271,779  2,036,944     Sole          1      Sole  1,695,444
                                                                                                             None    341,500

Wimm-Bill-Dann Foods               ADR         US97263M1100    4,373,460    182,000     Sole          1      Sole    182,000
                                                             218,729,689

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